Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment
Depreciation and amortization is computed on a straight-line basis over the following estimated useful lives:

Pre-production tooling	2 – 5 years
Machinery and equipment	2 – 10 years
Furniture and fixtures	3 – 5 years
Leasehold improvements	Lesser of lease term or estimated useful life

Depreciation and amortization is computed on a straight-line basis over the following estimated useful lives:

Pre-production tooling	2 – 5 years
Machinery and equipment	2 – 10 years
Furniture and fixtures	3 – 5 years
Leasehold improvements	Lesser of lease term or estimated useful life

Schedule of Amotization Computed on a Straight-line Basis	Amortization is computed on a straight-line basis over the following estimated useful lives:

Internal-use software	3 years
Amortization is computed on a straight-line basis over the following estimated useful lives:

Internal-use software	3 years